Business Combination - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 01, 2021 CNY (¥)	Jul. 01, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Business Acquisition [Line Items]
Payments to acquire equity method investments					¥ 6,500	$ 942	¥ 887,327	¥ 34,475
Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage				100.00%
Business combination cash paid to performance condition				¥ 71,553
Business combination performance condition services term				3 years
Business combination compensation cost					21,914		¥ 23,951
Payments to acquire businesses gross		¥ 71,733		¥ 71,733
Business acquisition, percentage of voting interests acquired				80.00%
Beijing Bang Li De Network Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Payments to acquire equity method investments			¥ 287,500
Business combination, contingent consideration, liability			¥ 20,000
Payments to acquire businesses gross	¥ 210,915
Preferred Stock [Member] | Guangzhou Lanqiao Software Technology Co., Ltd [Member]
Business Acquisition [Line Items]
Payment to acquire long term investments					¥ 15,000
Preferred Stock [Member] | Guangzhou Lanqiao Software Technology Co., Ltd [Member] | Equity Interest [Member]
Business Acquisition [Line Items]
Non controlling interest ownership percentage by non controlling owners					20.00%	20.00%